S-K 1604, De-SPAC Transaction	Oct. 02, 2026
De Spac Transactions Forepart Line Items
De-SPAC Forepart, Board Determination [Text Block]	On April 23, 2026, the board of directors (the “SPAC Board”) and the special committee of the SPAC Board (the “Special Committee”) of Miluna, a Cayman Islands exempted company, unanimously approved the Business Combination Agreement, dated April 23, 2026, by and among SPAC, Kukugan Invest, a Cayman Islands exempted company (“Parent” or “Kukugan”), and CADV, a Polish company and a wholly-owned subsidiary of Parent (as it may be further amended, restated, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), pursuant to which the following will occur: Parent will merge with and into the SPAC, with the SPAC continuing as the surviving company, as a result of which the Company shall become a wholly-owned subsidiary of the surviving company (the “Merger” or the “Business Combination,” and the time of the Merger, the “Effective Time”). Following the Effective Time, Miluna will be renamed Kukugan Corp and is referred to herein as “PubCo.” The transactions contemplated by the Business Combination Agreement are referred to herein as the “Transactions.” A copy of the Business Combination Agreement is attached to the accompanying proxy statement/prospectus as Annex A.
De Spac Transactions Prospectus Summary Line Items
De-SPAC Prospectus Summary [Text Block]

ABOUT THIS PROXY STATEMENT/PROSPECTUS

This document, which forms part of a registration statement on Form S-4 filed with the U.S. Securities and Exchange Commission (“SEC”) by Miluna and CADV, as the co-registrant (File No. 333-298601), constitutes a prospectus of Miluna and CADV under Section 5 of the Securities Act of 1933, as amended (the “Securities Act”), with respect to the PubCo Class A Ordinary Shares. This document also constitutes a notice of meeting and a proxy statement of Miluna under Section 14(a) of the Exchange Act with respect to the EGM at which SPAC Shareholders will be asked to consider and vote upon proposals to adopt and approve the Business Combination Agreement and the transactions contemplated thereby, including the Business Combination, by the approval and adoption of the Business Combination Proposal.

This document also contains a resale prospectus with respect to the resale by the Selling Securityholders as described in the section entitled “Selling Securityholders,” of up to 3,125,000 PubCo Class A Ordinary Shares to be received by such Selling Securityholders in the Business Combination. The Selling Securityholders may sell all, some or none of such PubCo Class A Ordinary Shares. PubCo will not receive any proceeds from any such offer or sale by the Selling Securityholders.

The two prospectuses contained in this registration statement (i.e., the primary offering prospectus and the resale prospectus) are substantively identical except that the resale prospectus contains a different cover page, a “Selling Securityholders” section, a “Plan of Distribution” section, and a “Use of Proceeds” section, each of which is set forth in the Alternate Pages.

This proxy statement/prospectus is dated as of the date set forth on the cover hereof. You should not assume that the information contained in this proxy statement/prospectus is accurate as of any date other than that date on the cover hereof, or the date referenced herein, as applicable. Neither the mailing of this proxy statement/prospectus to SPAC Shareholders nor the issuance by the PubCo of its securities in connection with the Business Combination will create any implication to the contrary.

Information contained in this proxy statement/prospectus regarding Miluna and its business, operations, management and other matters has been provided by Miluna and its representatives and information contained in this proxy statement/prospectus regarding CADV and its business, operations, management and other matters has been provided by CADV and its representatives.

This proxy statement/prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities, or the solicitation of a proxy or consent, in any jurisdiction to or from any person to whom it is unlawful to make any such offer or solicitation in such jurisdiction.

If you would like additional copies of this proxy statement/prospectus or if you have questions about the Business Combination or the proposals to be presented at the EGM, please contact Miluna’s proxy solicitor listed herein. You will not be charged for any of the documents that you request.

In order for you to receive the timely delivery of the documents in advance of the EGM to be held on [ ], 2026, you must request the information by [ ], 2026.

You may also obtain additional information about Miluna from documents filed with the SEC by following the instructions in the section entitled “Where You Can Find More Information” beginning on page 226 of the accompanying proxy statement/prospectus.

De-SPAC, Background, Prospectus Summary [Text Block]	This proxy statement/prospectus is dated as of the date set forth on the cover hereof. You should not assume that the information contained in this proxy statement/prospectus is accurate as of any date other than that date on the cover hereof, or the date referenced herein, as applicable. Neither the mailing of this proxy statement/prospectus to SPAC Shareholders nor the issuance by the PubCo of its securities in connection with the Business Combination will create any implication to the contrary.

Information contained in this proxy statement/prospectus regarding Miluna and its business, operations, management and other matters has been provided by Miluna and its representatives and information contained in this proxy statement/prospectus regarding CADV and its business, operations, management and other matters has been provided by CADV and its representatives.

This proxy statement/prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities, or the solicitation of a proxy or consent, in any jurisdiction to or from any person to whom it is unlawful to make any such offer or solicitation in such jurisdiction.

If you would like additional copies of this proxy statement/prospectus or if you have questions about the Business Combination or the proposals to be presented at the EGM, please contact Miluna’s proxy solicitor listed herein. You will not be charged for any of the documents that you request.

In order for you to receive the timely delivery of the documents in advance of the EGM to be held on [ ], 2026, you must request the information by [ ], 2026.

You may also obtain additional information about Miluna from documents filed with the SEC by following the instructions in the section entitled “Where You Can Find More Information” beginning on page 226 of the accompanying proxy statement/prospectus.

De Spac Prospectus Summary Board Determination Factors Considered Line Items
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]

The Special Committee’s and the SPAC Board’s Reasons for Approval of the Business Combination

Before reaching their respective unanimous decisions on April 23, 2026, the Special Committee and the SPAC Board consulted with its management team, legal counsel and other advisors. The Special Committee and the SPAC Board considered a variety of factors in connection with its evaluation of the Business Combination in approving and recommending the transaction to the Public Shareholders. In light of the complexity of those factors, the Special Committee and the SPAC Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Different individual members of the Special Committee and the SPAC Board may have given different weight to different factors in their evaluation of the Business Combination. Further, the prospectus for the IPO identified the general criteria and guidelines that SPAC believed would be important in evaluating prospective target businesses, although SPAC also indicated it may enter into a business combination with a target business that does not meet these criteria or guidelines. The Special Committee and the SPAC Board considered these criteria in their evaluation of CADV, which include (i) CADV’s management team, (ii) CADV’s business, (iii) CADV’s valuation and projected financial performance, (iv) review of other business combination opportunities reasonably available to SPAC, AND (v) review of selected public companies. The Special Committee and the SPAC Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including its strong and experienced management team, defensible market position, unique product offering and valuation. The Special Committee and the SPAC Board also reviewed the financial analysis and opinion of King Kee to the effect that, as of April 17, 2026, and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by KKG as set forth in its written opinion, the Aggregate Transaction Consideration to be paid by SPAC pursuant to the Business Combination Agreement was fair, from a financial point of view, to the SPAC Unaffiliated Shareholders. The Special Committee and the SPAC Board also considered the potential detriments of the Business Combination to CADV, including CADV’s limited operating history, regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to SPAC if the Business Combination is not achieved, including the risk that it may result in SPAC being unable to complete a business combination and force SPAC to liquidate.

For a description of the Special Committee’s and the SPAC Board’s reasons for the approval of the Business Combination and the unanimous recommendation of the SPAC Board, see the subsection entitled “Proposal No. 1 — The Business Combination Proposal — The Special Committee’s and the SPAC Board’s Reasons for the Approval of the Business Combination”.

CADV’s Board of Directors’ Reasons for Approval of the Business Combination

CADV’s primary reason and interest in pursuing the Business Combination is the belief that CADV, as part of a public company with access to public finance markets, will be more likely to raise the required working capital funding needed over a period of two or more years to fully, timely and affordably fund its business plan to scale internationally, deepen its product capabilities, and build the commercial infrastructure to support sustained market expansion. As a private company with no hard assets typically needed to obtain asset-based loans and no significant or sustained revenue or operating history, CADV may have been unable to raise the sufficient, affordable and timely funding needed for its business plan. As a private company, CADV lacks the liquidity and potential appreciation in investment, and the public and audited/reviewed business and financial disclosures and reporting history of a public company, which typically make public companies usually more attractive as an investment to investors than private companies. Like many private companies, CADV has found raising sufficient, affordable and timely working capital as a private company is a difficult, time consuming and often unsuccessful endeavor.

A secondary reason for CADV in the Business Combination is that a public company can offer stock-based incentive compensation to management and key personnel, which compensation is typically expected by management and key personnel in technology companies, including AI-based technologies companies like CADV, and is important in attracting and retaining executive management, attracting qualified directors, and attracting key technical personnel. A stock-based incentive plan also allows a company to conserve cash for operations that would have otherwise been required to pay out as salary or bonus compensation. While a private company can offer stock-based incentive compensation, such plans lack the liquidity and appreciation potential of, and hence the appeal and perceived value of, a public company’s stock-based incentive compensation.

A third reason for pursuing the Business Combination is that the perceived enhanced potential of a public company to raise working capital will possibly permit the payment of competitive and regular cash compensation to CADV executive officers, who are also expected to serve as executive officers of the PubCo. The CADV executive officers have been working without regular, competitive cash compensation. As a part of a public company, CADV may be able to pay regular, cash compensation to retain executive management and, more importantly, attract key personnel needed in the future to implement the CADV business plan, which is expected to be pursued by the PubCo after the consummation of the Business Combination.

De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]	The following table presents the net tangible book value per share at various redemption levels that may occur in connection with the consummation of the Business Combination assuming various sources of material probable dilution, but excluding the effects of the Business Combination transaction itself.
	Basic Dilution
	Assuming No Redemption	Assuming 25% Redemption	Assuming 50% Redemption	Assuming 75% Redemption	Assuming Maximum Redemption
Offering Price of the Securities in the Initial Registered offering price per share	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value, as adjusted(1)	$66,503,425	$49,711,296	$32,919,168	$16,127,039	$(1,355,090)
Total Shares, as adjusted(2)	8,828,100	7,103,100	5,378,100	3,653,100	1,928,100
Net tangible book value per share as of June 30, 2026, as adjusted	$7.53	$7.00	$6.12	$4.41	$(0.70)
Dilution per share to Public Shareholders	$2.47	$3.00	$3.88	$5.59	$10.70

(1) See table below for reconciliation of net tangible book value, as adjusted.

(2) See table below for reconciliation of as adjusted shares.

The following table illustrates the as adjusted net tangible book value to the SPAC Shareholders and increase in net tangible book value to the SPAC Shareholders as a result of transaction costs incurred by SPAC, and funds released from the Trust Account at the Closing.

	Assuming No Redemption(1)	Assuming 25% Redemption(2)	Assuming 50% Redemption(3)	Assuming 75% Redemption(4)	Assuming Maximum Redemption(5)

Numerator adjustments
Historical net tangible book value as of June 30, 2026	$(665,090)	$(665,090)	$(665,090)	$(665,090)	$(665,090)
Add: reclassification of mezzanine equity to permanent equity	70,703,700	70,703,700	70,703,700	70,703,700	70,703,700
Less: cash paid to redeeming public shareholders	$—	(17,675,925)	(35,351,850)	(53,027,775)	(70,703,700)
Less: deferred underwriting fee (5% of trust balance after redemptions) (6)	(3,535,185)	(2,651,389)	(1,767,593)	(883,796)	(690,000)
As adjusted net tangible book value	$66,503,425	$49,711,296	$32,919,168	$16,127,039	$(1,355,090)

Denominator adjustments
Public Shares	6,900,000	5,175,000	3,450,000	1,725,000	—
Insider Shares	80,000	80,000	80,000	80,000	80,000
Insider Shares held by the Sponsor	1,645,000	1,645,000	1,645,000	1,645,000	1,645,000
Private Placement Shares	203,100	203,100	203,100	203,100	203,100
As adjusted SPAC’s shares outstanding	8,828,100	7,103,100	5,378,100	3,653,100	1,928,100

(1)	Reclassification of shares subject to redemption assumes that no Public Shareholders exercise their redemption rights with respect to their SPAC Ordinary Shares for a pro rata share of the funds in the Trust Account.

(2)	Assumes that 25% of Public Shareholders, holding 1,725,000 SPAC Ordinary Shares, exercise their redemption rights for an aggregate payment of approximately $17,675,925 (based on the estimated per-share Redemption Price of approximately $10.25 per share) from the Trust Account. The remaining amount held in the Trust Account of approximately $53,027,775 is reclassified to equity.

(3)	Assumes that 50% of Public Shareholders, holding 3,450,000 SPAC Ordinary Shares, exercise their redemption rights for an aggregate payment of approximately $35,351,850 (based on the estimated per-share Redemption Price of approximately $10.25 per share) from the Trust Account. The remaining amount held in the Trust Account of approximately $35,351,850 is reclassified to equity.

(4)	Assumes that 75% of Public Shareholders, holding 5,175,000 SPAC Ordinary Shares, exercise their redemption rights for an aggregate payment of approximately $53,027,775 (based on the estimated per-share Redemption Price of approximately $10.25 per share) from the Trust Account. The remaining amount held in the Trust Account of approximately $17,675,925 is reclassified to equity.

(5)	Assumes that all Public Shareholders, holding 6,900,000 SPAC Ordinary Shares, exercise their redemption rights for an aggregate payment of approximately $70,703,700 (based on the estimated per-share Redemption Price of approximately $10.25 per share) from the Trust Account.

(6)	The underwriting fee of 5.0% of the trust balance remaining after redemptions is deducted from trust proceeds.

149

SPAC issued 6,900,000 SPAC Units, each consisting of one SPAC Ordinary Share and one Warrant, at a price of $10.00 per unit in its IPO. Following the IPO, there are 6,900,000 Public Shares underlying the SPAC Units issued and outstanding. In connection with the Business Combination, there will be 25,000,000 shares issued to the Parent Closing Shareholders. The No Redemptions Scenario, 25% Redemptions Scenario, 50% Redemptions Scenario, 75% Redemptions Scenario and Maximum Redemptions Scenario have been disclosed in the table below as required by Item 1604(c).

For purposes of Item 1604(c)(1) of Regulation S-K, PubCo would have 36,194,692 PubCo Ordinary Shares issued and outstanding after giving effect to the Business Combination under the No Redemptions Scenario. Where there are no redemptions, the valuation of SPAC is based on the offering price each SPAC Ordinary Share underlying the SPAC Units in the IPO of $10.00 and is therefore calculated as: $10.00 (Per share price at IPO) times 36,194,692 shares, or $361,946,920. The following table illustrates the valuation based on the offering price of the securities at the IPO price of $10.00 per share under each redemption scenario:

	Assuming No Redemptions	Assuming 25% Redemptions	Assuming 50% Redemptions	Assuming 75% Redemptions	Assuming Maximum Redemptions
SPAC Ordinary Shares valuation based on offering price of the securities in the IPO of $10.00 per share(1)	$88,281,000	$71,031,000	$53,781,000	$36,531,000	$19,281,000
SPAC Public Shareholder shares outstanding post-Closing	6,900,000	5,175,000	3,450,000	1,725,000	—
Company Ordinary Shares valuation based on offering price of the securities in the IPO of $10.00 per share (Transaction Consideration Shares and ARC Advisory Shares) (2)	$273,665,920	$272,777,120	$271,888,320	$270,999,510	$270,110,710
Transaction Consideration Shares outstanding post-Closing	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000
Total valuation based on offering price of the securities in IPO of $10.00 per share	$361,946,920	$343,808,120	$325,669,320	$307,530,510	$289,391,710
Total shares outstanding post-Closing	36,194,692	34,380,812	32,566,932	30,753,051	28,939,171

(1)	Include: (i) 6,900,000 Public Shares, (ii) 80,000 Insider Shares, (iii) 1,645,000 Insider Shares held by the Sponsor and (iv) 203,100 Private Placement Shares.

(2)	Company Ordinary Shares valuation is calculated based on the 25,000,000 Transaction Consideration Shares and 2,366,592 ARC Advisory Shares issued in connection with the Business Combination, each valued at $10.00 per share. The number of ARC Advisory Shares varies across redemption scenarios because such shares are required to constitute 4.9% of the total fully diluted post-Closing ownership. The ARC Advisory Shares will consist of 2,366,592 PubCo Class A Ordinary Shares, assuming no Redemptions of Public Shares; 2,277,712 PubCo Class A Ordinary Shares, assuming 25% Redemptions of Public Shares; 2,188,832 PubCo Class A Ordinary Shares, assuming 50% Redemptions of Public Shares; 2,099,951 PubCo Class A Ordinary Shares, assuming 75% Redemptions of Public Shares; and 2,011,071 PubCo Class A Ordinary Shares, assuming maximum Redemptions of Public Shares.

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Potential conflicts of interest in connection with the Business Combination

There may be actual or potential material conflicts of interest between or among (i) the Sponsor and SPAC’s officers and directors, and the Company’s officers and directors and (ii) SPAC Unaffiliated Shareholders. Such conflicts of interest may include a material conflict of interest arising in determining whether to proceed with the Business Combination, the shares to be issued to the Sponsor and SPAC’s officers and directors in connection with the Business Combination, and the reimbursement of loans and advances. In particular, Mr. Lin’s relationships and prior affiliations with SPAC, the Sponsor, Parent and CADV give rise to material potential conflicts of interest in connection with the Business Combination. Because CADV is controlled by Mr. Lin, SPAC has entered into a business combination transaction with a company controlled by SPAC’s former chief executive officer and the former sole director of the Sponsor. On one hand, Mr. Lin may benefit from the completion of the Business Combination because, if the Business Combination is consummated, Mr. Lin’s direct 25,000 Insider Shares and his indirect economic interest in the Sponsor’s 1,645,000 Insider Shares and 203,100 Private Placement Units may retain value and avoid forfeiture, expiration or loss of value that could occur if SPAC fails to complete a business combination. Conversely, the Sponsor and SPAC’s officers and directors may benefit from Mr. Lin’s identification, reorganization and control of CADV as a potential business combination target because Mr. Lin’s control of CADV may facilitate CADV’s approval of the Business Combination and increase the likelihood that SPAC will complete a business combination. If SPAC completes the Business Combination, the Sponsor and SPAC’s officers and directors may avoid the forfeiture or loss of value of their SPAC securities, including the Sponsor’s 1,645,000 Insider Shares and 203,100 Private Placement Units and the 55,000 Insider Shares owned by SPAC’s officers and directors. These interests may create incentives for the Sponsor and SPAC’s officers and directors to support the Business Combination even if it is not in the best interests of Public Shareholders. See the section entitled “The Business Combination — Interests of Certain SPAC Persons in the Business Combination,” “The Business Combination — Interests of the Parent Shareholder and the Parent Closing Shareholders in the Business Combination” and “The Business Combination — Compensation to be Received by the Sponsor and SPAC’s Officers and Directors in Connection with the Business Combination” for more information.

These interests include, among other things:

●	The Sponsor and directors and officers of SPAC hold 1,700,000 Insider Shares, initially purchased for $0.014 per share. Such 1,700,000 PubCo Class A Ordinary Shares that the Sponsor and directors and officers of SPAC will hold upon consummation of the Business Combination, if unrestricted and freely tradable, would have an aggregate value of approximately $17.19 million based on the closing price of $10.11 per SPAC Ordinary Share on Nasdaq on July 2, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Ordinary Shares will be subject to lock-up restrictions, we believe such shares will have less value.

●	Given the differential in the purchase price that the Sponsor paid for the Insider Shares as compared to the price of the SPAC Ordinary Shares included in the SPAC Units sold in the IPO, the Sponsor may earn a positive rate of return on its investment even if the PubCo Ordinary Shares trade below $10.00 per share and the Public Shareholders experience a negative rate of return following the Closing. Accordingly, the economic interests of the Sponsor diverge from the economic interests of Public Shareholders because the Sponsor will realize a gain on their investment at times when the Public Shareholders realize a loss.

●	The Sponsor purchased 203,100 Private Placement Units for $2,031,000, or $10.00 per Private Placement Unit, in a private placement that closed simultaneously with the IPO. Each Private Placement Unit consists of one SPAC Ordinary Share and one SPAC Warrant. Following the Business Combination, the 203,100 PubCo Ordinary Shares that the Sponsor will receive upon conversion of such Private Placement Units, if unrestricted and freely tradable, would have had an aggregate market value of approximately $2.05 million based on the closing price of $10.11 per SPAC Ordinary Share on Nasdaq on July 2, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Ordinary Shares will be subject to lock-up restrictions, we believe such shares will have less value.

●	Each of the Sponsor and the directors and officers of SPAC will lose its entire investment in us, valued at approximately $2,055,638 for the Sponsor, if we do not complete a business combination by April 24, 2027 (or up to July 24, 2027 if the original date is extended as described in the prospectus relating to the IPO, subject to applicable law). If we do not consummate a business combination by such date, as promptly as reasonable but not more than ten business days thereafter, we will redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to our obligations under Cayman Islands law to provide for the claims of creditors and the requirements of other applicable law. In such event, the 1,700,000 Insider Shares and 203,100 Private Placement Units held by the Sponsor and the directors and officers of SPAC, may be worth very little, because following the redemption of Public Shares, we would likely have few, if any, net assets and because the Sponsor have agreed to waive their rights to liquidating distributions from the Trust Account with respect to such shares if we fail to complete a business combination within the required period. Additionally, in such event, the 203,100 SPAC Warrants underlying the Private Placement Units held by the Sponsor will expire and become worthless.

●	Mr. Shang Ju Lin, SPAC’s former chief executive officer and director and the former sole director and sole shareholder of the Sponsor, is the Parent Shareholder and ultimately controls CADV. In this capacity, Mr. Lin identified and reorganized CADV and presented it to the SPAC Board as a potential business combination target. As the ultimate controlling person of CADV through KKXX Investment, Mr. Lin has the ability to influence CADV’s approval of the Business Combination. This relationship may facilitate the identification and consummation of a business combination and may benefit the Sponsor and SPAC’s officers and directors by increasing the likelihood of completing a business combination within the required timeframe, thereby preserving the value of their entire investment in SPAC, which would otherwise be worthless if the SPAC does not complete a business combination by April 24, 2027 (or up to July 24, 2027 if the original date is extended as described in the prospectus relating to the IPO, subject to applicable law).

●	The Sponsor and the SPAC’s officers and directors have agreed not to redeem any of the SPAC Ordinary Shares held by them in connection with a shareholder vote to approve the Business Combination.

●	If the Trust Account is liquidated, the Sponsor has agreed to indemnify us to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Share, or such lesser amount per Public Share as is in the Trust Account on the liquidation date, by the claims of prospective target businesses with which we have entered into a letter of intent, confidentiality or similar agreement or business combination agreement or claims of any third party for services rendered or products sold to us (other than our independent registered public accounting firm and the Representatives), but only if such a vendor or target business has not executed a waiver of any and all rights to seek access to the Trust Account.

●	The SPAC’s existing and former officers and directors will be eligible for continued indemnification and continued coverage under a directors’ and officers’ liability insurance policy for a period of six (6) years after the Business Combination. Additionally, pursuant to the Letter Agreement and the Indemnification Agreement, the indemnification of the Sponsor, respectively, will survive the Closing.

●	In connection with the Closing, the Sponsor and the SPAC’s current officers and directors would be entitled to the repayment of any outstanding working capital loans and advances that have been made to the SPAC. In order to finance transaction costs in connection with a business combination, the Sponsor or certain of the SPAC’s officers or directors may, but are not obligated to, loan the SPAC Working Capital Loans. In the event that a business combination does not close, the SPAC may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $3,000,000 of such Working Capital Loans may be convertible into private placement units at $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. As of the date of this proxy statement/prospectus, no such Working Capital Loans are outstanding.

●	Additionally, the Sponsor would be entitled to the repayment of any loans that have been made to the SPAC pursuant to Sponsor Loan. In the event that a business combination does not close, the SPAC may use a portion of the working capital held outside the Trust Account to repay the Sponsor Loan, but no proceeds from the Trust Account would be used to repay the Sponsor Loan. As of the date of this proxy statement/prospectus, there is no outstanding balance under the Sponsor Loan.

●	Upon the Closing, subject to the terms and conditions of the Business Combination Agreement, the Sponsor, and the SPAC’s current officers and directors and their respective affiliates may be entitled to reimbursement for any reasonable out-of-pocket expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans. As of the date of this proxy statement/prospectus, no reimbursable out-of-pocket expenses, advances, and other loans were outstanding.

●

The fact that Luhuan Zhong is expected to be a director of PubCo following the Business Combination. As such, in the future, he may receive fees for his service as a director, which may consist of cash or stock-based awards, and any other remuneration that the PubCo Board determines to pay its non-employee directors.

●

Pursuant to the Registration Rights Agreement, the SPAC’s officers and directors, and the Sponsor and its members will have customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back provisions with respect to the PubCo Ordinary Shares held by such parties following the consummation of the Business Combination. It is estimated that the Sponsor and the SPAC’s officers and directors will hold 1,848,100 and 55,000 PubCo Ordinary Shares, respectively, excluding the PubCo Ordinary Shares underlying the PubCo Warrant, which are eligible for registration.

●	The continued indemnification of former and current directors and officers of SPAC and the Sponsor and the continuation of directors’ and officers’ liability insurance after the Business Combination.

●	The fact that the Sponsor and SPAC’s current directors and officers may be incentivized to complete the Business Combination, or an alternative initial business combination, with a less favorable company or on terms less favorable to shareholders, rather than to liquidate, which would cause the Sponsor to lose its entire investment. As a result, the Sponsor may have a conflict of interest in determining whether CADV is an appropriate business with which to complete a business combination and/or in evaluating the terms of the Business Combination.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]	Compensation to be Received by the Sponsor and SPAC’s Directors and Officers

Set forth below is a summary of the amount of compensation and securities received, to be received or that may be received by the Sponsor, and SPAC’s directors, officers and their affiliates in connection with the Business Combination and related transactions.

Entity/Individual	Securities Issued or to be Issued	Other Compensation
Sponsor	203,100 Private Placement Units purchased simultaneously with the closing of the IPO and the over-allotment option of the underwriters of the IPO.	Continued indemnification and the continuation of directors’ and officers’ liability insurance after the Business Combination.

Sponsor, Officers and Directors	Repayment of working capital loans that our sponsor, officers, directors or their affiliates may, but are not obligated to, loan us from time to time, in whatever amount they deem reasonable in their sole discretion, to finance transaction costs, or the issuance of Private Placement Units upon the conversion of up to $3,000,000 of such working capital loans.	$10,000 per month until the closing of the initial business combination or the liquidation.

Continued indemnification and the continuation of directors’ and officers’ liability insurance after the Business Combination.

The Sponsor and officers and directors of SPAC collectively own 1,700,000 Insider Shares, or approximately $0.014 per share.

Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination; no such amounts are outstanding as of the date of this proxy statement/prospectus.